Other operating expenses - Romania and Brazil other taxes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Expenses [Line Items]
Tax expense other than income tax expense	£ 449	£ 49	£ 12
Social security costs	218	219	201
Brazil
Other Operating Expenses [Line Items]
Miscellaneous other operating expense		47
Social security costs		2	£ 12
Brazil | Provisions
Other Operating Expenses [Line Items]
Miscellaneous other operating expense		40
Brazil | Trade and other payables
Other Operating Expenses [Line Items]
Miscellaneous other operating expense		£ 7
Romania
Other Operating Expenses [Line Items]
Tax expense other than income tax expense	449
Excise paid	£ 390